Note 20 - Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years ended December 31,
	2011	2012	2013

Net loss attributable to China Finance Online Co. Limited	$(19,326,909)	$(11,855,207)	$(8,573,128)

Weighted average ordinary shares outstanding used in computing basic net income per share	108,961,642	108,983,249	109,019,513

Weighted average ordinary shares outstanding used in computing diluted net income per share	108,961,642	108,983,249	109,019,513

Net loss per share attributable to China Finance Online Co. Limited
- basic	$(0.18)	$(0.11)	$(0.08)
- diluted	$(0.18)	$(0.11)	$(0.08)